Cash-based awards (Details 5) SFr in Millions	6 Months Ended
Jun. 30, 2018 CHF (SFr)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense	SFr 1,628
Contingent Capital Awards (CCA)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense	244
Other Cash Awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense	284
Bank
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense	SFr 1,579
Bank | Contingent Capital Awards (CCA)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	In 6M18, the Bank awarded CHF 233 million of CCA. CCA are scheduled to vest on the third anniversary of the grant date, other than those granted to individuals classified as risk managers or senior managers under the UK PRA Remuneration Code, where CCA vest on the fifth and seventh anniversaries of the grant date, respectively, and will be expensed over the vesting period.
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 233
Estimated unrecognized compensation expense	SFr 241
Bank | Contingent Capital Awards (CCA) | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Bank | Contingent Capital Awards (CCA) | UK PRA Staff, Risk takers | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	5 years
Bank | Contingent Capital Awards (CCA) | UK PRA Staff, Senior management | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	7 years
Bank | Other Cash Awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense	SFr 271